Nature of the Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 14, 2020	Oct. 06, 2020	Sep. 25, 2020	Sep. 23, 2020	Jul. 29, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Reverse stock split description			one-for-12.0874	one-for-12.0874
Preferred stock, shares outstanding						0				0
Common stock, shares authorized						227,000,000				227,000,000		227,000,000	107,000,000
Common stock, par or stated value per share						$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par or stated value per share						$ 0.0001				$ 0.0001
Accumulated deficit						$ (118,257)				$ (118,257)		$ (74,297)	$ (40,983)
Net loss						(19,531)	$ (7,573)	$ (17,201)	$ (14,264)	(36,732)	$ (21,837)	(30,704)	(18,046)
Cash and cash equivalents					$ 45,300	$ 54,019	$ 48,050			$ 54,019	$ 48,050	$ 45,286	$ 20,079	$ 13,031
Series B Preferred Stock [Member]
Accounting Policies [Line Items]
Additional paid in capital preferred stock					$ 35,800
Common Stock [Member]
Accounting Policies [Line Items]
Convertible preferred stock, shares						14,951,519				14,951,519
Subsequent event [Member]
Accounting Policies [Line Items]
Gross proceeds from issuance initial public offering	$ 98,400
Proceeds from issuance of initial public offer	$ 88,300
Preferred stock, shares outstanding		0
Common stock, shares authorized	100,000,000
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par or stated value per share	$ 0.0001
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Subsequent event [Member] | Common Stock [Member]
Accounting Policies [Line Items]
Convertible preferred stock, shares		14,951,519
Subsequent event [Member] | IPO [Member]
Accounting Policies [Line Items]
Stock issued during period, shares, new issues		5,800,000
Share issue price		$ 15.00
Subsequent event [Member] | Over-Allotment Option [Member]
Accounting Policies [Line Items]
Stock issued during period, shares, new issues	757,991
Share issue price	$ 15.00